Transactions with related parties - Dynagas Ltd. (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Related Party Transaction [Line Items]
Daily management fee	$ 2,700	$ 2,600	$ 2,500
Management fees annual upward percentage adjustment	3.00%
Lump sum payable to the management company for the supervision of vessels construction	$ 700,000
Management services agreement initial termination date	December 31, 2020
Charter Hire Commission payable to the Management company	1.25%
Management agreement terms	The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.
Cancellation of management agreement termination fee	$ 24,200,000
Minimum
Related Party Transaction [Line Items]
Period for calculation of management agreement termination fee	36
Maximum
Related Party Transaction [Line Items]
Period for calculation of management agreement termination fee	60